Non-controlling interests - Schedule of changes in non-controlling interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-controlling interests
Equity at beginning of period	€ 97,053	€ 91,322	€ 110,659
Other comprehensive income	8,104	9,433	(17,502)
Profit attributable to non-controlling interests	1,159	1,529	1,063
Change of perimeter	31	(5)	(54)
Equity at end of period	97,585	97,053	91,322
Non-Controlling interest
Non-controlling interests
Equity at beginning of period	10,123	9,846	10,588
Equity at end of period	8,481	10,123	9,846
Non-controlling interest, other comprehensive income
Non-controlling interests
Other comprehensive income	248	(304)	(818)
Non-controlling interest, other elements
Non-controlling interests
Other	(1,890)	581	76
Profit attributable to non-controlling interests	1,159	1,529	1,063
Modification of participation rates	(1,811)	(390)	(632)
Change of perimeter	31	(5)	(54)
Dividends paid to minority shareholders	(500)	(648)	(465)
Changes in capital and others concepts	(769)	€ 95	€ 164
Fixed Rate Reset Perpetual AT1 Capital Securities
Non-controlling interests
Amortisation of other equity instruments	€ 756